Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:

	2021	2020
Office Equipment	$10,665	$9,732
Electronic Equipment	74,845	64,897
Motor Vehicles	315,964	52,710
Total property, plant and equipment, at cost	401,474	127,339
Less: accumulated depreciation	(97,986)	(74,297)
Property, plant and equipment, net	$303,488	$53,042

As of June 30, 2021 and 2020, there was not any pledged property, plant or equipment. The Company recorded depreciation expense of $16,196, $16,856, and $18,165 during the fiscal years ended June 30, 2021, 2020 and 2019, respectively. For the years ended June 30, 2021, 2020 and 2019, the Company recorded no impairment losses for property, plant and equipment. For the years ended June 30, 2021, 2020 and 2019, the Company recorded no disposal of property, plant and equipment.